Benefit Plans (Net Postemployment Costs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 30
Interest cost	22	22
Postemployment Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	30	28	26
Interest cost	22	22	24
Amortization of net loss	53	39	39
Other expense	75	106	54
Net postemployment costs	$ 180	$ 195	$ 143